Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock Options Valuation Assumptions

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2012	2011
Volatility	54%-68%	68%
Risk-free interest rate	.90%-1.22%	2.40%
Expected term	6.3 years	6.3 years
Forfeiture rate	15%	10%
Dividend yield rate	0%	0%

Stock Options Activity

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2012	2,184,583	$0.89	$0.48
Granted at market price	1,768,449	1.01
Exercised	(94,500)	$0.25
Forfeited	(474,000)	$1.26
Outstanding at September 30, 2013	3,384,532	0.92	0.23	9.1
Exercisable at September 30, 2013	619,446	$0.51	$0.29	7.2

The following summarizes stock option activity for the year ended December 31, 2012:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2011	1,318,000	$0.25	$0.16
Granted at market price	1,543,000	1.19	0.63
Exercised	(125,750)
Forfeited	(1,040,000)
Outstanding at December 31, 2012	1,695,250	1.08	0.58	9.4
Exercisable	23,750	$0.25	$0.16	8.1

Stock Options Exercise Price Range

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	487,333	$0.25	102,250	0.25	589,583	$0.25
$0.99 per share	-	-	765,000	0.99	765,000	$0.99
$1.00 per share	31,113	1.00	1,462,336	1.00	1,493,449	$1.00
$1.03 per share	-	$-	125,000	1.03	125,000	$1.03
$1.11 per share	-	$-	150,000	1.11	150,000	$1.11
$1.59 per share	101,000	$1.59	160,500	1.59	261,500	$1.59

The following summarizes information about the Company’s stock options at December 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	23,750	$0.25	169,500	0.25	193,250	$0.25
$1.59 per share	-	-	492,000	1.59	492,000	$1.59
$0.99 per share	-	-	1,010,000	0.99	1,010,000	$0.99